Provisions	12 Months Ended
Dec. 31, 2017
Provisions
Provisions

(18) Provisions

Provisions

€ millions			2017			2016
	Current	Non- Current	Total	Current	Non- Current	Total
Pension plans and similar obligations (see Note (18a))	0	136	136	0	140	140
Other provisions (see Note (18b))	184	167	351	183	77	260
Total	184	303	487	183	217	400

(18a) Pension Plans and Similar Obligations

Defined Benefit Plans

The measurement dates for our domestic and foreign benefit
plans are December 31.

Present Value of the Defined Benefit Obligations (DBO) and the Fair Value of the Plan Assets

€ millions	Domestic Plans		Foreign Plans		Other Post- Employment Plans			Total
	2017	2016	2017	2016	2017	2016	2017	2016
Present value of the DBO	857	854	382	369	118	98	1,357	1,321
Thereof fully or partially funded plans	857	854	336	324	78	74	1,271	1,252
Thereof unfunded plans	0	0	46	45	40	24	86	69
Fair value of the plan assets	848	843	319	290	56	48	1,223	1,181
Net defined benefit liability (asset)	9	11	63	79	62	50	134	140
Amounts recognized in the Consolidated Statement of Financial Position:
Non-current other financial assets	0	0	1	0	1	0	2	0
Non-current provisions	–9	–11	–64	–79	–63	–50	–136	–140

€794 million (2016: €789 million) of the present value of the DBO of our domestic plans relate to plans that provide for lump-sum payments not based on final salary, and €329 million (2016: €316 million) of the present value of the defined benefit obligations of our foreign plans relate to plans that provide for annuity payments not based on final salary.

The following weighted average assumptions were used for the actuarial valuation of our domestic and foreign pension liabilities as well as other post-employment benefit obligations as at the respective measurement date:

Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Post-Employment Plans
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Discount rate	2.3	2.1	2.7	0.8	0.6	0.7	3.9	4.0	4.0
Future salary increases	2.5	2.5	2.5	1.7	1.7	1.7	5.0	6.0	6.3
Future pension increases	2.0	2.0	2.0	0.1	0	0	0	0.0	0.0
Employee turnover	2.0	2.0	2.0	16.2	10.3	10.3	8.2	8.6	8.7
Inflation	2.0	2.0	2.0	1.4	1.4	1.4	1.0	1.1	1.0

The sensitivity analysis table shows how the present value of all defined benefit obligations would have been influenced by reasonably possible changes to above actuarial assumptions. The sensitivity analysis table presented below considers change in discount rate assumption, holding all other actuarial assumptions constant. A reasonably possible change in all other actuarial assumptions would not materially influence the present value of all defined benefit obligations.

Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Post-Employment Plans			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	806	800	678	357	344	311	114	93	79	1,277	1,237	1,068
Discount rate was 50 basis points lower	912	913	775	411	398	359	123	101	87	1,446	1,412	1,221

Total Expense of Defined Benefit Pension Plans

€ millions	Domestic Plans			Foreign Plans			Other Post-Employment Plans			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Current service cost	11	7	10	22	21	21	15	10	9	48	38	40
Interest expense	18	19	17	2	3	3	4	3	3	24	25	23
Interest income	–18	–20	–17	–2	–2	–3	–2	–1	–2	–22	–23	–22
Past service cost	0	0	0	0	0	0	2	0	0	2	0	0
Total expense	11	6	10	22	22	21	19	12	10	52	40	41
Actual return on plan assets	–17	97	–76	19	1	0	3	2	2	5	100	–74

Our investment strategy on domestic benefit plans is to invest all contributions in stable insurance policies.

Our investment strategies for foreign benefit plans vary according to the conditions in the country in which the respective benefit plans are situated. Generally, a long-term investment horizon has been adopted for all major foreign benefit plans. Although our policy is to invest in a risk-diversified portfolio consisting of a mix of assets, both the defined benefit obligation and plan assets can fluctuate over time, which exposes the Group to actuarial and market (investment) risks. Depending on the statutory requirements in each country, it might be necessary to reduce any underfunding by addition of liquid assets.

Plan Asset Allocation

€ millions		2017		2016
	Quoted in an Active Market	Not Quoted in an Active Market	Quoted in an Active Market	Not Quoted in an Active Market
Asset category
Equity investments	105	0	118	0
Corporate bonds	122	0	90	0
Government bonds	10	0	5	0
Real estate	54	0	49	0
Insurance policies	5	873	0	864
Cash and cash equivalents	9	0	11	0
Others	45	0	44	0
Total	350	873	317	864

Our expected contribution in 2018 to our domestic and foreign defined benefit pension plans is immaterial. The weighted duration of our defined benefit plans amounted to 13 years as at December 31, 2017, and 14 years as at December 31, 2016.

Total future benefit payments from our defined benefit plans as at December 31, 2017, are expected to be €1,670 million (2016: €1,583 million). Of this amount, 80% has maturities of over five years, and 68% relates to domestic plans.

Defined Contribution Plans/State Plans

We also maintain domestic and foreign defined contribution plans. Amounts contributed by us under such plans are based on a percentage of the employees’ salaries or on the amount of contributions made by employees. Furthermore, in Germany and some other countries, we make contributions to public pension plans that are operated by national or local government or a similar institution.

Total Expense of Defined Contribution Plans and State Plans

€ millions	2017	2016	2015
Defined contribution plans	260	234	218
State plans	527	484	429
Total expense	787	718	647

(18b) Other Provisions

Other Provisions

€ millions	1/1/ 2017	Addition	Accretion	Utilization	Release	Currency Impact	12/31/ 2017
Employee-related provisions	74	160	0	–42	–1	–3	188
Customer-related provisions	96	48	0	–77	–5	–5	57
Restructuring provisions	49	182	0	–163	0	0	68
Miscellaneous other provisions	41	0	1	–2	0	–2	38
Total other provisions	260	390	1	–284	–6	–10	351

Employee-related provisions primarily comprise obligations for time credits, severance payments, jubilee expenses, and semiretirement. The increase in the employee-related provisions mainly results from restructuring-related termination benefits which were transformed into time credits. While most of these employee-related provisions could be claimed within the next 12 months, we do not expect the related cash outflows within this time period.

Customer-related provisions mainly include expected contract losses. The associated cash outflows are substantially short-term in nature. Furthermore, obligations resulting from customer-related litigation and claims are included. The related cash outflows are uncertain.

For more information about our restructuring plans, see Note (6). Restructuring provisions comprise contract termination costs, including those relating to the termination of lease contracts. The cash outflows associated with employee-related restructuring costs are substantially short-term in nature. Utilization of the portion of the facility-related restructuring provisions depends on the remaining term of the associated lease.

Miscellaneous other provisions comprise intellectual property-related provisions which relate to litigation matters further described in Note (23), as well as facility-related onerous contract provisions and renovation and restoration obligations. The timing of the associated cash outflows is dependent on the remaining term of the underlying contract.